BORROWINGS	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
BORROWINGS
BORROWINGS

NOTE 9. BORROWINGS

Debt

The following table presents the components of our debt:

			June 30,	March 31,
(Dollars in millions)	Interest Rate	Maturity	2022	2022
Unsecured floating-rate term loan	2.24%*	November 2024	$500	$500
Commercial loan agreement	3.00%	July 2026	116	123
Unsecured senior notes due 2026	2.05%	October 2026	700	700
Unsecured senior notes due 2028	2.70%	October 2028	500	500
Unsecured senior notes due 2031	3.15%	October 2031	650	650
Unsecured senior notes due 2041	4.10%	October 2041	550	550
Finance lease obligations**	1.85%	2022-2027	204	219
			$3,219	$3,242
Less: Unamortized discount			5	5
Less: Unamortized debt issuance costs			14	15
Less: Current maturities of long-term debt			93	96
Total long-term debt			$3,107	$3,127

*Floating rate calculated as of June 30, 2022, using a rate equal to one-month U.S. dollar LIBOR plus 1.125%.

**Finance lease obligations presented using the weighted-average interest rate and calendar-year maturity dates.

Contractual obligations of long-term debt outstanding at June 30, 2022, exclusive of finance lease obligations, are as follows:

(Dollars in millions)*	Principal
Year ending March 31:
2023 (remaining nine months)	$20
2024	28
2025	529
2026	29
2027	710
Thereafter	1,700
Total	$3,016

*Contractual obligations approximate scheduled repayments.

Revolving Credit Agreement

In October 2021, we entered into a $3.15 billion multi-currency revolving credit agreement (the “Revolving Credit Agreement”) for our future liquidity needs.

The Revolving Credit Agreement expires, unless extended, in October 2026. Interest rates on borrowings under the Revolving Credit Agreements are based on prevailing market interest rates, plus a margin, as further described in the Revolving Credit Agreement. The total expense recorded by the Company for the Revolving Credit Agreement was not material in any of the periods presented.

We may voluntarily prepay borrowings under the Revolving Credit Agreement without premium or penalty, subject to customary “breakage” costs. The Revolving Credit Agreement includes certain customary mandatory prepayment provisions.

Interest on Debt

Interest expense for the three months ended June 30, 2022 and 2021 was $20 million and $15 million, respectively. Most of the interest for the pre-Separation period presented in the historical Consolidated Income Statement reflects the allocation of interest expense associated with debt issued by IBM for which a portion of the proceeds benefited Kyndryl.

NOTE 9. BORROWINGS

Debt

The following table presents the components of our debt:

			March 31,	December 31,
(Dollars in millions)	Interest Rate	Maturity	2022	2021
Unsecured floating-rate term loan	1.37%*	November, 2024	$500	$500
Commercial loan agreement	3.00%	July, 2026	123	129
Unsecured senior notes due 2026	2.05%	October, 2026	700	700
Unsecured senior notes due 2028	2.70%	October, 2028	500	500
Unsecured senior notes due 2031	3.15%	October, 2031	650	650
Unsecured senior notes due 2041	4.10%	October, 2041	550	550
Finance lease obligations **	1.79%	2022-2027	219	222
			$3,242	$3,251
Less: Unamortized discount			5	5
Less: Unamortized debt issuance costs			15	15
Less: Current maturities of long-term debt			96	103
Total long-term debt			$3,127	$3,128
*	Floating rate calculated as of March 31, 2022, using a rate equal to one-month U.S. dollar LIBOR plus 1.125%.
**	Finance lease obligations presented using the weighted-average interest rate and calendar-year maturity dates.

Contractual obligations of long-term debt outstanding at March 31, 2022, exclusive of finance lease obligations, are as follows:

(Dollars in millions)*	Principal
Year ending March 31:
2023	$27
2024	28
2025	529
2026	29
2027	710
Thereafter	1,700
Total	$3,023
*	Contractual obligations approximate scheduled repayments.

Revolving Credit Agreement

In October 2021, we entered into a $3.15 billion multi-currency revolving credit agreement (the “Revolving Credit Agreement”) for our future liquidity needs.

The Revolving Credit Agreement expires, unless extended, in October 2026. Interest rates on borrowings under the Revolving Credit Agreements are based on prevailing market interest rates, plus a margin, as further described in the Revolving Credit Agreement. The total expense recorded by the Company for the Revolving Credit Agreement was not material in any of the periods presented.

We may voluntarily prepay borrowings under the Revolving Credit Agreement without premium or penalty, subject to customary “breakage” costs. The Revolving Credit Agreement includes certain customary mandatory prepayment provisions.

Interest on Debt

Interest expense for the three months ended March 31, 2022 and 2021, was $21 million and $14 million, respectively. Most of the interest for the pre-Separation period presented in the historical Consolidated Income Statement reflects the allocation of interest expense associated with debt issued by IBM for which a portion of the proceeds benefited Kyndryl.

NOTE 11. BORROWINGS

Debt

The following table presents the components of our debt:

	Weighted-Average		December 31,
(Dollars in millions)	Interest Rate*	Maturities*	2021	2020
Long-term debt	2.7%	2024-2041	$3,029	$—
Finance lease obligations	1.4%	2022-2026	222	209
			$3,251	$209
Less: Unamortized discount			5	—
Less: Unamortized debt issuance costs			15	—
Less: Current maturities of long-term debt			103	69
Total			$3,128	$140
*	As of December 31, 2021.

Contractual obligations of long-term debt outstanding at December 31, 2021, were as follows:

December 31,
(Dollars in millions)*	2021
2022	$103
2023	94
2024	572
2025	57
2026	726
Thereafter	1,700
Total	$3,251

*Contractual obligations approximate scheduled repayments.

Senior Unsecured Notes

In October 2021, in preparation for the Separation, we completed the offering of $2.4 billion in aggregate principal amount of senior unsecured fixed-rate notes (the “Notes”) as follows: $700 million aggregate principal amount of 2.05% Senior Notes due 2026, $500 million aggregate principal amount of 2.70% Senior Notes due 2028, $650 million aggregate principal amount of 3.15% Senior Notes due 2031 and $550 million aggregate principal amount of 4.10% Senior Notes due 2041. The Notes were offered and sold to qualified institutional buyers in reliance on Rule 144A under the Securities Act and to non-U.S. persons in reliance on Regulation S of the Securities Act. The Notes are subject to customary affirmative covenants, negative covenants and events of default for financings of this type and are redeemable at our option in a customary manner. In connection with the issuance of the Notes, we entered into a registration rights agreement with the initial purchasers of the Notes, pursuant to which we will use commercially reasonable efforts to file and have declared effective a registration statement with respect to a registered offer to exchange each series of Notes for new notes with substantially identical terms by October 15, 2022. If the exchange offer is not completed on or before October 15, 2022 and, under certain other circumstances, we are required to use commercially reasonable efforts to file and have declared effective a shelf registration statement relating to the resale of the Notes.

Term Loan and Revolving Credit Facility

In October 2021, we entered into a $500 million three-year variable rate term loan credit agreement (the “Term Loan Credit Agreement”). In November 2021, we drew down the full $500 million available under the Term Loan Credit Agreement.

In October 2021, we entered into a $3.15 billion multi-currency revolving credit agreement (the “Revolving Credit Agreement” and, together with the Term Loan Credit Agreement, the “Credit Agreements”) for our future liquidity needs.

The Revolving Credit Agreement expires, unless extended, in October 2026, and the Term Loan Credit Agreement matures, unless extended, in November 2024. Interest rates on borrowings under the Credit Agreements will be based on prevailing market interest rates, plus a margin, as further described in the Credit Agreements. The total expense recorded by the Company for the Term Loan Credit Agreement and Revolving Credit Agreement was immaterial in 2021.

The Notes, revolving credit facility and term loan were initially guaranteed by Parent. Approximately $900 million of the net proceeds from the term loan and the sale of the Notes was transferred to Parent in conjunction with the Separation. Following the completion of the Separation on November 3, 2021, the guarantee was released and the Notes, term loan and revolving credit facility are no longer obligations of IBM.

We expect to be able to voluntarily prepay borrowings under the Credit Agreements without premium or penalty, subject to customary “breakage” costs. The Credit Agreements include certain customary mandatory prepayment provisions. In addition, the Credit Agreements include customary events of default and affirmative and negative covenants as well as a maintenance covenant that will require that the ratio of our indebtedness for borrowed money to consolidated EBITDA (as defined in the Credit Agreements) for any period of four consecutive fiscal quarters be no greater than 3.50 to 1.00.

Loan Agreement

In the second quarter of 2021, our former Parent entered into a $140 million loan agreement with a bank to finance a purchase of software licenses on behalf of Kyndryl. The loan was transferred to Kyndryl in conjunction with the Separation and is included in the Company’s consolidated financial statements. The carrying amount of the loan approximates fair value. If measured at fair value in the consolidated financial statements, the loan would be classified as Level 2 in the fair value hierarchy.

The amortizing loan is secured by collateral and contains covenants, primarily for compliance with the scheduled payments in the loan agreement. Failure to comply with the loan covenants could constitute an event of default and result in the immediate repayment of the principal and interest on the loan. The Company is in compliance with all of the loan covenants and is expected to maintain a credit rating at or above the level outlined in the loan agreement.

Interest on Debt

Interest expense for the years ended December 31, 2021, 2020 and 2019 was $64 million, $63 million and $76 million, respectively. Cost of financing and interest capitalized for the periods presented was immaterial. Pre-Separation, most of the interest in the Consolidated Income Statement reflects the allocation of interest expense associated with debt issued by IBM for which a portion of the proceeds benefited Kyndryl. Such IBM debt has not been attributed to the Company for any periods presented because IBM’s borrowings were not the legal obligation of the Company, except for the loan agreement described below. Post-Separation, interest expense also reflects the standalone interest related to our fourth quarter borrowings. Refer to Note 17 – Related-Party Transactions for more information on the allocation of IBM’s corporate expenses.